Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($)	12 Months Ended
	Aug. 26, 2017	Aug. 27, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of period	$ 0	$ 0
Increases for tax positions related to the current period	0
Increases for tax positions related to prior periods	0
Decreases for tax positions related to prior periods	0
Decreases related to settlements	0
Decreases due to lapsed statute of limitations	0
End of period	0	0
(Predecessor)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of period	$ 0	0
Increases for tax positions related to the current period		0
Increases for tax positions related to prior periods		0
Decreases for tax positions related to prior periods		0
Decreases related to settlements		0
Decreases due to lapsed statute of limitations		0
End of period		$ 0